Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 179,260	$ 40,498	$ 287,484	$ 89,766
Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues	139,393	40,498	247,617	89,766
GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues	39,867	0	39,867	0
Management fees, net | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues	105,058	36,837	199,771	73,684
Management fees, net | GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues	37,077	0	37,077	0
Diversified lending | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues	83,773	23,577	160,251	48,476
Technology lending | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues	16,727	10,212	30,584	19,379
First lien lending | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues	3,817	3,048	7,632	5,829
Opportunistic lending | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues	741	0	1,304	0
GP minority equity investments | GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues	36,341	0	36,341	0
GP debt financing | GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues	736	0	736	0
Administrative, transaction and other fees | Direct Lending Products
Disaggregation of Revenue [Line Items]
Revenues	34,335	3,661	47,846	16,082
Administrative, transaction and other fees | GP Capital Solutions Products
Disaggregation of Revenue [Line Items]
Revenues	$ 2,790	$ 0	$ 2,790	$ 0